Share Capital Disclosure: Schedule of Stock Option Activity (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Stock Option Activity

	Six months ended November 30, 2020		Year ended May 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	7,050,000	$0.24	7,050,000		$0.24
Options exercised	(2,484,855)	$0.05	-	$	n/a
Options expired	(1,015,145)	$0.34	-	$	n/a
Options outstanding, ending	3,550,000	$0.35	7,050,000		$0.24

	Year ended May 31, 2020			Year ended May 31, 2019
	Number of options	Weighted average exercise price		Number of options	Weighted average exercise price
Options outstanding, beginning	7,050,000		$0.24	9,450,000	$0.35
Options cancelled	-	$	n/a	2,400,000	$0.67
Options outstanding, ending	7,050,000		$0.24	7,050,000	$0.24